Note Income taxes (Differences between income tax expense (benefit) applicable to income before income taxes and amount computed by applying the statutory tax rate in Puerto Rico) (Detail) - USD ($)
$ in Thousands
		3 Months Ended	12 Months Ended
		Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Amount
Income tax expense			$ 78,784	$ (495,172)	$ 58,279
PUERTO RICO
Amount
Computed income tax at statutory rates			114,792	155,542	(51,570)
Net benefit of net tax exempt interest income			(63,053)	(60,049)	(67,636)
Deferred tax asset valuation allowance			16,585	(586,159)	(4,281)
Non-deductible expenses	[1]		0	0	178,219
Difference in tax rates due to multiple jurisdictions			(4,092)	(3,008)	(2,403)
Income Tax Reconciliation Change in Deferred Tax Asset			0	0	20,048
Unrecognized tax benefits			(4,442)	0	(3,601)
State and local taxes			9,081	4,543	6,248
Other			(1,242)	3,969	5,164
Income tax expense			$ 78,784	$ (495,172)	$ 58,279
% of pre-tax income
Computed income tax at statutory rates			39.00%	39.00%	39.00%
Net benefit of net tax exempt interest income			(22.00%)	(15.00%)	51.00%
Deferred tax asset valuation allowance			6.00%	(147.00%)	3.00%
Non-deductible expenses	[1]		0.00%	0.00%	(135.00%)
Difference in tax rates due to multiple jurisdictions			(1.00%)	(1.00%)	2.00%
Effective Income Tax Rate Reconciliation Change In Enacted Tax Rate			0.00%	0.00%	(16.00%)
State and local taxes			3.00%	1.00%	(5.00%)
Unrecognized tax benefits			(2.00%)	0.00%	3.00%
Income tax (benefit) expense			27.00%	(125.00%)	(44.00%)
PUERTO RICO | Effect Of Income Subject To Preferential Tax Rate
Amount
Other			$ 11,155	$ (10,010)	$ (21,909)
% of pre-tax income
Others	[2]		4.00%	(3.00%)	18.00%
PUERTO RICO | Others
% of pre-tax income
Others			0.00%	1.00%	(4.00%)
PUERTO RICO | Unrecognized tax benefits
Amount
Unrecognized tax benefits		$ (4,400)

[1]	For the year ended December 31, 2014, includes approximately $161.5 million of amortization of the discount and deferred cost associated with the TARP funds, which are not deductible.
[2]	Includes the impact of the Closing Agreement with the P.R. Treasury signed in June 2014